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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.2%
		Consumer Discretionary: 2.1%
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	$2,749,500	0.1
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,576,487	0.1
2,002,000	#	CC Holdings GS V LLC, 2.381%, 12/15/17	2,018,070	0.1
3,481,000		CVS Caremark Corp., 4.875%, 09/15/14	3,700,693	0.2
3,661,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	3,759,902	0.2
1,318,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	1,350,688	0.1
2,272,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,207,368	0.1
4,520,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	5,392,175	0.2
3,290,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	3,193,274	0.1
2,474,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,273,524	0.1
3,275,000		Mediacom, LLC, 7.250%, 02/15/22	3,618,875	0.2
2,213,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	2,196,965	0.1
1,792,000		News America, Inc., 6.650%, 11/15/37	2,224,399	0.1
826,000		Time Warner, Inc., 6.500%, 11/15/36	999,938	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,703,326	0.1
2,517,000		WPP Finance 2010, 5.125%, 09/07/42	2,490,856	0.1
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,187,656	0.1
			45,643,696	2.1
		Consumer Staples: 0.8%
2,577,000		Avon Products, Inc., 4.600%, 03/15/20	2,682,959	0.1
2,577,000		Avon Products, Inc., 5.000%, 03/15/23	2,651,212	0.1
3,750,000		Constellation Brands, Inc., 7.250%, 05/15/17	4,333,594	0.2
2,835,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	2,842,087	0.1
1,597,000		Kraft Foods, Inc., 5.000%, 06/04/42	1,722,079	0.1
1,122,000		Reynolds American, Inc., 4.750%, 11/01/42	1,091,714	0.1
2,940,000		Walgreen Co., 4.400%, 09/15/42	2,839,158	0.1
			18,162,803	0.8
		Energy: 3.4%
2,650,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	2,398,250	0.1
2,702,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	3,229,612	0.1
1,225,000	L	Chesapeake Energy Corp., 6.625%, 08/15/20	1,344,438	0.1
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,040,175	0.0
1,599,000		Enbridge Energy Partners, 4.200%, 09/15/21	1,689,233	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	4,006,745	0.2
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,779,238	0.2
3,875,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	4,227,613	0.2
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	5,090,405	0.2
1,730,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	1,673,273	0.1
2,202,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,241,387	0.1
4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
4,625,000		Marathon Petroleum Corp., 6.500%, 03/01/41	5,780,089	0.3
2,250,000		Murphy Oil Corp., 2.500%, 12/01/17	2,262,798	0.1
3,063,000		Nexen, Inc., 7.500%, 07/30/39	4,475,610	0.2
1,260,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,275,196	0.1
2,808,000		ONEOK Partners L.P., 3.375%, 10/01/22	2,796,698	0.1
4,520,000		Phillips 66, 2.950%, 05/01/17	4,796,714	0.2
4,285,000		Phillips 66, 4.300%, 04/01/22	4,715,955	0.2
1,000,000	#	Thai Oil PCL, 3.625%, 01/23/23	1,011,127	0.0
2,894,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	3,324,485	0.1
5,000,000		Transocean, Inc., 2.500%, 10/15/17	5,070,845	0.2
2,080,000		Transocean, Inc., 3.800%, 10/15/22	2,054,568	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
3,604,000		Weatherford International Ltd., 5.950%, 04/15/42	$3,733,304	0.2
3,066,000		Weatherford International Ltd., 6.750%, 09/15/40	3,393,872	0.2
			75,411,630	3.4
		Financials: 11.1%
2,293,000		ACE INA Holdings, Inc., 4.150%, 03/13/43	2,322,944	0.1
7,036,400		Aegon NV, 2.040%, 07/29/49	4,437,330	0.2
1,946,000		American International Group, Inc., 5.850%, 01/16/18	2,283,835	0.1
2,943,000		American International Group, Inc., 8.175%, 05/15/58	3,976,729	0.2
1,960,000		Allstate Corp., 5.200%, 01/15/42	2,269,560	0.1
3,418,000		American Tower Corp., 4.500%, 01/15/18	3,764,807	0.2
3,529,000		Assurant, Inc., 2.500%, 03/15/18	3,509,471	0.2
2,040,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	2,012,607	0.1
4,449,000		Bank of America Corp., 3.300%, 01/11/23	4,399,345	0.2
3,038,000		Bank of America Corp., 5.700%, 01/24/22	3,567,113	0.2
4,196,000		Bank of America Corp., 8.000%, 12/29/49	4,746,683	0.2
3,915,000	L	Barclays Bank PLC, 7.625%, 11/21/22	3,880,744	0.2
3,206,000		BBVA, 4.664%, 10/09/15	3,289,609	0.1
3,014,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	3,066,841	0.1
1,278,000		Berkshire Hathaway, Inc., 4.400%, 05/15/42	1,279,197	0.1
4,359,000		BioMed Realty L.P., 4.250%, 07/15/22	4,567,225	0.2
1,829,000		Boston Properties L.P., 3.700%, 11/15/18	2,008,972	0.1
1,755,000		Citigroup, Inc., 3.375%, 03/01/23	1,774,145	0.1
2,062,000		Citigroup, Inc., 3.953%, 06/15/16	2,223,723	0.1
3,390,000		Citigroup, Inc., 4.050%, 07/30/22	3,511,189	0.2
2,020,000		Citigroup, Inc., 4.450%, 01/10/17	2,226,616	0.1
1,669,000		Citigroup, Inc., 4.500%, 01/14/22	1,860,246	0.1
1,258,000		Citigroup, Inc., 5.875%, 01/30/42	1,507,122	0.1
3,000,000		Citigroup, Inc., 5.900%, 12/29/49	3,132,021	0.1
1,922,000		Citigroup, Inc., 5.950%, 12/29/49	1,996,477	0.1
2,321,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	2,343,191	0.1
3,491,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,698,289	0.2
2,248,000		Digital Realty Trust L.P., 3.625%, 10/01/22	2,239,055	0.1
2,030,000		Discover Financial Services, 3.850%, 11/21/22	2,093,484	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,184,925	0.1
4,065,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	4,083,837	0.2
631,000		Discover Bank/Greenwood DE, 8.700%, 11/18/19	844,707	0.0
2,282,000		Equity One, Inc., 3.750%, 11/15/22	2,280,994	0.1
2,368,000		Federal Realty Investment Trust, 3.000%, 08/01/22	2,344,147	0.1
3,372,000		Fifth Third Bancorp., 1.450%, 02/28/18	3,376,761	0.2
1,995,000		Ford Motor Co., 3.000%, 06/12/17	2,048,849	0.1
2,419,000		Ford Motor Co., 8.125%, 01/15/20	3,064,825	0.1
1,653,000		General Electric Capital Corp., 3.150%, 09/07/22	1,646,960	0.1
1,035,000		General Electric Capital Corp., 3.350%, 10/17/16	1,112,393	0.0
1,358,000		General Electric Capital Corp., 5.300%, 02/11/21	1,560,239	0.1
1,800,000		General Electric Capital Corp., 6.250%, 12/15/49	1,980,799	0.1
4,600,000		General Electric Capital Corp., 7.125%, 12/15/49	5,363,457	0.2
2,076,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	2,501,873	0.1
2,456,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	2,493,425	0.1
4,398,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	4,441,298	0.2
2,886,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	3,363,685	0.1
1,955,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	2,200,714	0.1
2,317,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	2,679,237	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,285,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	$1,650,770	0.1
1,847,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	2,200,239	0.1
2,489,000	#	HBOS PLC, 6.750%, 05/21/18	2,780,103	0.1
2,979,000		Health Care REIT, Inc., 2.250%, 03/15/18	3,010,941	0.1
2,019,000		Healthcare Realty Trust, Inc., 3.750%, 04/15/23	2,013,092	0.1
2,534,000		HSBC Finance Corp., 6.676%, 01/15/21	3,004,926	0.1
1,313,000		HSBC Holdings PLC, 4.875%, 01/14/22	1,503,381	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	4,055,660	0.2
1,554,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	1,520,222	0.1
8,417,000		JPMorgan Chase & Co., 3.250%, 09/23/22	8,427,176	0.4
1,002,000		JPMorgan Chase & Co., 4.500%, 01/24/22	1,100,853	0.0
1,718,000		JPMorgan Chase & Co., 5.400%, 01/06/42	1,983,041	0.1
4,444,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	4,944,732	0.2
1,790,000		MetLife, Inc., 4.125%, 08/13/42	1,685,584	0.1
2,494,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	2,508,904	0.1
1,538,000		Morgan Stanley, 3.750%, 02/25/23	1,558,940	0.1
3,153,000		Morgan Stanley, 3.800%, 04/29/16	3,347,821	0.1
5,364,000		Morgan Stanley, 4.750%, 03/22/17	5,924,168	0.3
2,029,000		Morgan Stanley, 5.500%, 07/28/21	2,331,439	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,490,400	0.1
3,228,000		Murray Street Investment Trust I, 4.647%, 03/09/17	3,534,286	0.2
2,352,000	#	Pacific LifeCorp, 5.125%, 01/30/43	2,292,490	0.1
3,019,000		Post Apartment Homes L.P., 3.375%, 12/01/22	3,057,912	0.1
2,868,000		Principal Financial Group, Inc., 3.125%, 05/15/23	2,880,327	0.1
2,019,000		Prudential Financial, Inc., 5.200%, 03/15/44	2,037,700	0.1
3,019,000		Prudential Financial, Inc., 5.625%, 06/15/43	3,139,760	0.1
2,294,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,362,047	0.1
994,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	1,080,975	0.0
3,605,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	4,434,150	0.2
4,510,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	4,684,817	0.2
2,390,000	#	Simon Property Group L.P., 1.500%, 02/01/18	2,385,531	0.1
1,323,000		Simon Property Group L.P., 4.750%, 03/15/42	1,381,406	0.1
1,788,000		SLM Corp., 4.625%, 09/25/17	1,859,912	0.1
2,768,000		SLM Corp., 5.500%, 01/25/23	2,754,251	0.1
1,460,000		SLM Corp., 6.000%, 01/25/17	1,595,050	0.1
1,978,000		SLM Corp., 8.000%, 03/25/20	2,301,898	0.1
5,514,000	#	Standard Chartered PLC, 3.950%, 01/11/23	5,506,639	0.2
2,101,000		UBS AG/Stamford CT, 7.625%, 08/17/22	2,353,233	0.1
2,941,000		Wells Fargo & Co., 1.500%, 01/16/18	2,939,615	0.1
3,670,000		Wells Fargo & Co., 3.450%, 02/13/23	3,705,115	0.2
			246,891,201	11.1
		Health Care: 2.1%
2,219,000	#	AbbVie, Inc., 2.900%, 11/06/22	2,227,292	0.1
1,354,000		Aetna, Inc., 1.500%, 11/15/17	1,359,331	0.1
1,804,000		Aetna, Inc., 2.750%, 11/15/22	1,770,233	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,771,409	0.1
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,247,250	0.0
6,610,000		Celgene Corp., 3.250%, 08/15/22	6,703,360	0.3
2,150,000		Express Scripts Holding Co., 2.650%, 02/15/17	2,254,937	0.1
2,251,000		Humana, Inc., 3.150%, 12/01/22	2,229,645	0.1
1,927,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	2,115,054	0.1
1,742,000		Medtronic, Inc., 2.750%, 04/01/23	1,741,234	0.1
1,527,000		Medtronic, Inc., 4.000%, 04/01/43	1,494,562	0.1
2,872,000		St Jude Medical, Inc., 3.250%, 04/15/23	2,892,440	0.1
2,644,000		St Jude Medical, Inc., 4.750%, 04/15/43	2,710,248	0.1
2,508,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	3,157,325	0.1
2,729,000		WellPoint, Inc., 3.700%, 08/15/21	2,888,928	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Health Care (continued)
3,567,000		WellPoint, Inc., 4.625%, 05/15/42	$3,601,696	0.2
2,513,000	#	Zoetis, Inc., 1.875%, 02/01/18	2,533,275	0.1
3,518,000	#	Zoetis, Inc., 3.250%, 02/01/23	3,577,496	0.2
1,257,000	#	Zoetis, Inc., 4.700%, 02/01/43	1,290,582	0.0
			47,566,297	2.1
		Industrials: 0.4%
675,000		Case New Holland, Inc., 7.875%, 12/01/17	793,125	0.0
1,146,000		Ford Motor Co., 4.750%, 01/15/43	1,074,117	0.0
1,093,000		General Electric Co., 4.125%, 10/09/42	1,102,515	0.1
4,501,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,485,125	0.2
2,106,000	#	Turlock Corp., 2.750%, 11/02/22	2,099,819	0.1
			9,554,701	0.4
		Information Technology: 1.0%
3,465,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	3,811,500	0.2
2,273,000		eBay, Inc., 4.000%, 07/15/42	2,097,974	0.1
1,474,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,487,605	0.1
4,858,000		Hewlett-Packard Co., 3.000%, 09/15/16	5,032,966	0.2
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,226,777	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,664,000	0.1
2,882,000		Motorola Solutions, Inc., 3.750%, 05/15/22	2,959,284	0.1
2,660,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	3,019,100	0.1
			23,299,206	1.0
		Materials: 1.5%
4,885,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	4,968,973	0.2
6,380,000		Cabot Corp., 3.700%, 07/15/22	6,492,824	0.3
3,243,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	3,261,851	0.2
2,984,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	3,000,812	0.1
1,751,000	#	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	1,739,634	0.1
2,265,000		Goldcorp, Inc., 3.700%, 03/15/23	2,280,955	0.1
1,470,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	1,485,260	0.1
574,000		RPM International, Inc., 3.450%, 11/15/22	570,494	0.0
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,661,750	0.1
4,055,000	#	Xstrata Finance Canada Ltd., 4.000%, 10/25/22	4,095,096	0.2
2,616,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	2,820,239	0.1
			32,377,888	1.5
		Telecommunication Services: 1.2%
2,048,000		AT&T, Inc., 5.350%, 09/01/40	2,204,228	0.1
1,300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,433,250	0.1
1,375,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,536,562	0.1
1,377,000		Motorola Solutions, Inc., 3.500%, 03/01/23	1,389,047	0.1
1,259,000		Qwest Corp., 6.500%, 06/01/17	1,458,415	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,667,250	0.1
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	3,037,597	0.1
8,686,000		Verizon Communications, Inc., 1.950%, 03/28/14	8,812,147	0.4
3,749,000		Vodafone Group PLC, 4.375%, 02/19/43	3,598,459	0.1
1,124,000		Vodafone Group PLC, 2.950%, 02/19/23	1,123,499	0.0
			27,260,454	1.2
		Utilities: 1.6%
2,770,000		AES Corp., 8.000%, 10/15/17	3,272,063	0.2
2,816,000		Ameren Corp., 8.875%, 05/15/14	3,041,387	0.1
1,500,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,507,440	0.1
1,184,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,107,208	0.1
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,400,131	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,670,682	0.1
2,003,000		FirstEnergy Corp., 2.750%, 03/15/18	2,028,949	0.1
1,765,000		FirstEnergy Corp., 4.250%, 03/15/23	1,789,987	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,435,877	0.1
170,134	#	Juniper Generation, LLC, 6.790%, 12/31/14	160,766	0.0
2,379,000		Metropolitan Edison, 7.700%, 01/15/19	3,060,400	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	3,104,427	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	$1,939,999	0.1
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	47,033	0.0
1,820,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	2,269,056	0.1
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,639,442	0.1
2,013,000		TransAlta Corp., 4.500%, 11/15/22	2,048,312	0.1
			34,523,159	1.6
		Total Corporate Bonds/Notes
		(Cost $533,122,938)	560,691,035	25.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.4%

3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,507,013	0.2
2,700,000	#	Arkle Master Issuer PLC, 1.990%, 05/17/60	2,773,405	0.1
5,392,139		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	4,309,438	0.2
4,037,374		Banc of America Funding Corp., 5.500%, 02/25/35	4,153,802	0.2
750,283		Banc of America Funding Corp., 5.750%, 11/25/35	752,790	0.0
2,186,152	#	Banc of America Large Loan, Inc., 1.603%, 06/15/18	2,168,892	0.1
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.188%, 09/10/47	2,743,299	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.188%, 09/10/47	3,291,320	0.2
2,420,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.188%, 09/10/47	2,396,337	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.303%, 03/11/41	1,468,855	0.1
1,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.339%, 07/10/43	1,674,889	0.1
1,007,915	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	1,015,019	0.0
2,030,000	#	Bank of America-First Union NB Commercial Mortgage, 6.250%, 04/11/37	2,038,717	0.1
2,071,313	#	Bank of America-First Union NB Commercial Mortgage, 6.907%, 04/11/37	2,086,703	0.1
685,190		Bear Stearns Alternative-A Trust, 0.844%, 07/25/34	642,640	0.0
2,340,000	#	Bear Stearns Commercial Mortgage Securities, 5.581%, 04/12/38	2,475,253	0.1
750,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	748,647	0.0
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,095,564	0.1
1,754,800		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,678,932	0.1
207,924	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	207,698	0.0
2,582,919		Chase Mortgage Finance Corp., 5.159%, 12/25/35	2,541,681	0.1
3,477,714		Chase Mortgage Finance Corp., 6.000%, 05/25/37	3,086,896	0.1
6,613,388		Citicorp Mortgage Securities, Inc., 6.000%, 06/25/36	6,767,590	0.3
1,095,785		Citicorp Mortgage Securities, Inc., 6.000%, 08/25/36	1,128,204	0.1
14,543,165	#,^	Citigroup Commercial Mortgage Trust, 2.259%, 09/10/45	1,942,074	0.1
5,501,894	#	Citigroup Mortgage Loan Trust 2010-7, 6.729%, 12/25/35	5,189,949	0.2
4,370,415		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	3,792,137	0.2
2,395,000		COMM 2007-C9 Mortgage Trust, 5.650%, 12/10/49	2,543,552	0.1
17,115,043	^	COMM 2013-LC6 Mortgage Trust, 1.819%, 01/10/46	1,903,812	0.1
54,306,000	#,^	Commercial Mortgage Pass Through Certificates, 0.600%, 10/15/45	2,889,476	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

15,295,530	^	Commercial Mortgage Pass Through Certificates, 1.948%, 12/10/45	$1,866,041	0.1
9,352,217	^	Commercial Mortgage Pass Through Certificates, 1.966%, 08/15/45	1,186,911	0.1
21,729,062	^	Commercial Mortgage Pass Through Certificates, 2.254%, 05/15/45	3,007,637	0.1
116,817		Commercial Mortgage Pass Through Certificates, 5.800%, 12/10/49	116,680	0.0
6,063,323		Countrywide Alternative Loan Trust, 0.324%, 06/25/36	4,318,305	0.2
4,700,795		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	4,201,900	0.2
1,910,305		Countrywide Home Loan Mortgage Pass-Through Trust, 0.524%, 04/25/35	465,576	0.0
4,777,563		Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, 06/25/37	4,440,797	0.2
2,010,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	2,219,288	0.1
410,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.575%, 04/12/49	423,372	0.0
3,575,000	#	Credit Suisse First Boston Mortgage Securities Corp., 7.309%, 12/15/35	3,695,871	0.2
913,974		Credit Suisse First Boston Mortgage Securities Corp., 7.490%, 08/15/36	915,258	0.0
6,880,129		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.324%, 08/25/36	4,519,333	0.2
8,981,025		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.394%, 10/25/36	4,912,791	0.2
3,997,262		First Horizon Alternative Mortgage Securities, 0.504%, 12/25/36	2,449,456	0.1
2,799,849		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	2,419,543	0.1
5,488,514		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	4,826,641	0.2
3,997,262	^	First Horizon Alternative Mortgage Securities, 6.496%, 12/25/36	927,161	0.0
1,285,350		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	1,108,322	0.1
3,780,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	3,823,797	0.2
1,927,534	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	1,936,510	0.1
4,500,000	#	Fosse Master PLC, 1.703%, 10/18/54	4,591,620	0.2
5,615,586		Freddie Mac, 5.000%, 02/15/35	6,156,591	0.3
6,646,222		Freddie Mac, 5.500%, 07/15/37	7,673,395	0.3
1,428,139	#	Gracechurch Mortgage Financing PLC, 1.839%, 11/20/56	1,456,155	0.1
1,504,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.644%, 08/10/38	1,384,169	0.1
17,072,868	^	GS Mortgage Securities Corp. II, 2.408%, 11/10/45	2,588,778	0.1
436,000		GSR Mortgage Loan Trust, 6.000%, 01/25/37	425,764	0.0
3,500,000	#	Holmes Master Issuer PLC, 1.854%, 10/21/54	3,559,178	0.2
489,384		Homebanc Mortgage Trust, 1.064%, 08/25/29	442,596	0.0
1,810,504		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,555,071	0.1
3,020,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.553%, 10/15/37	2,625,512	0.1
15,180,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	434,998	0.0
21,333,850	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.956%, 12/15/47	2,594,870	0.1
2,346,433		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	2,088,739	0.1
3,151,131		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	2,804,482	0.1
622,298		JP Morgan Mortgage Trust, 6.000%, 01/25/36	598,519	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

3,617,468		JP Morgan Mortgage Trust, 6.500%, 08/25/36	$3,311,319	0.2
387,463		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	389,800	0.0
749,515	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	751,378	0.0
500,000	#	Lanark Master Issuer PLC, 1.689%, 12/22/54	511,617	0.0
880,000		LB Commercial Conduit Mortgage Trust, 5.864%, 07/15/44	1,019,361	0.0
2,130,000		LB Commercial Mortgage Trust 2007-C3, 5.864%, 07/15/44	2,099,669	0.1
2,800,000	#	LB Commercial Mortgage Trust 2007-C3, 5.864%, 07/15/44	3,239,464	0.1
1,710,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	1,825,260	0.1
1,510,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	1,465,336	0.1
2,460,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	2,092,919	0.1
38,846,257	#,^	LB-UBS Commercial Mortgage Trust, 0.279%, 11/15/38	636,247	0.0
165,461,000	#,^	LB-UBS Commercial Mortgage Trust, 0.638%, 11/15/38	3,526,189	0.2
4,660,000		LB-UBS Commercial Mortgage Trust, 4.895%, 07/15/40	4,812,713	0.2
4,035,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	4,121,331	0.2
2,070,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	1,948,776	0.1
248,198		LB-UBS Commercial Mortgage Trust, 5.084%, 02/15/31	248,412	0.0
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.231%, 10/15/36	2,015,450	0.1
1,310,000	#	LB-UBS Commercial Mortgage Trust, 5.252%, 02/15/40	1,178,498	0.1
2,290,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,011,448	0.1
2,610,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,586,454	0.1
2,120,000	#	LB-UBS Commercial Mortgage Trust, 5.531%, 10/15/36	1,624,726	0.1
5,210,000		LB-UBS Commercial Mortgage Trust, 5.886%, 06/15/38	5,351,889	0.2
4,450,000	#	LB-UBS Commercial Mortgage Trust, 5.980%, 09/15/39	4,492,762	0.2
4,210,000	#	LB-UBS Commercial Mortgage Trust, 5.980%, 09/15/39	4,169,380	0.2
4,040,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	3,829,251	0.2
941,590		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	942,739	0.0
3,255,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	3,393,098	0.2
22,850,159	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.530%, 12/15/48	1,908,905	0.1
27,885,279	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.931%, 08/15/45	3,102,151	0.1
846,250	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	812,817	0.0
800,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	801,836	0.0
2,490,000	#	Morgan Stanley Capital I Trust 2007-TOP25, 5.614%, 11/12/49	1,589,810	0.1
1,954,000		Morgan Stanley Capital I, Inc., 5.419%, 06/15/38	2,020,378	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	696,379	0.0
2,540,000		Morgan Stanley Capital I, 5.073%, 08/13/42	2,663,582	0.1
3,800,000		Morgan Stanley Capital I, 5.172%, 08/13/42	3,861,710	0.2
2,690,000		Morgan Stanley Capital I, 5.202%, 08/13/42	2,536,877	0.1
2,575,000	#	Morgan Stanley Capital I, 5.254%, 09/15/47	2,781,062	0.1
2,585,000	#	Morgan Stanley Capital I, 5.254%, 09/15/47	2,721,780	0.1
4,411,000		Morgan Stanley Capital I, 5.302%, 01/14/42	4,508,684	0.2
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,328,492	0.2
2,670,000		Morgan Stanley Capital I, 5.300%, 06/15/40	2,748,275	0.1
2,476,000		Morgan Stanley Capital I, 5.793%, 07/12/44	2,713,519	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

653,684	#	Morgan Stanley Capital I, 7.350%, 07/15/32	$680,375	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.373%, 07/15/33	1,198,095	0.1
1,997,611		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	1,721,541	0.1
2,800,000	#	Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37	2,826,341	0.1
2,900,000	#	Queens Center Mortgage Trust 2013-QC, 3.474%, 01/11/37	2,847,375	0.1
2,409,143		RALI Trust, 6.000%, 09/25/35	2,322,277	0.1
49,893,276	#,^	RBSCF Trust, 0.969%, 04/15/24	776,564	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,387,778	0.3
12,941,645		Residential Accredit Loans, Inc., 0.374%, 01/25/37	9,539,475	0.4
15,627,520		Residential Accredit Loans, Inc., 0.654%, 12/25/36	7,982,162	0.4
5,765,000	#	Salomon Brothers Mortgage Securities VII, Inc., 7.000%, 05/18/32	5,845,566	0.3
4,000,000	#	Silverstone Master Issuer PLC, 1.852%, 01/21/55	4,105,832	0.2
4,110,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	4,131,312	0.2
866,731		Structured Asset Mortgage Investments, Inc., 0.683%, 04/19/35	833,378	0.0
1,928,119		Structured Asset Securities Corp., 5.000%, 05/25/35	1,963,820	0.1
20,012,253	#,^	UBS-Barclays Commercial Mortgage Trust, 1.820%, 05/10/63	2,075,493	0.1
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	680,419	0.0
5,891,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	6,495,157	0.3
1,123,417		WaMu Mortgage Pass Through Certificates, 2.463%, 10/25/35	1,123,550	0.1
4,462,508		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	3,795,541	0.2
2,047,649		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	2,190,423	0.1
3,356,747		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,904,877	0.1
28,141,231	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.604%, 06/15/45	3,077,185	0.1
13,894,925	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.250%, 08/15/45	1,859,352	0.1
1,614,253		Wells Fargo Mortgage Backed Securities Trust, 5.067%, 05/25/35	1,634,706	0.1
1,971,409		Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	2,036,036	0.1
5,303,919		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 11/25/35	5,477,766	0.2
1,344,731		Wells Fargo Mortgage Backed Securities Trust, 5.582%, 04/25/36	1,327,493	0.1
3,634,930		Wells Fargo Mortgage Backed Securities Trust, 6.000%, 03/25/37	3,566,437	0.2
1,100,644		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	1,107,922	0.1
3,486,987	#	Wells Fargo Mortgage-Backed Securities Trust, 5.230%, 06/26/35	3,229,799	0.1

		Total Collateralized Mortgage Obligations
		(Cost $347,013,544)	365,912,001	16.4

ASSET-BACKED SECURITIES: 7.1%
		Automobile Asset-Backed Securities: 0.5%
2,500,000	#	Motor PLC, 1.286%, 02/25/20	2,510,235	0.1
3,300,000		SMART Trust, 1.050%, 10/14/18	3,292,166	0.2
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,300,524	0.2
			10,102,925	0.5
		Credit Card Asset-Backed Securities: 0.8%
4,200,000	#	Cards II Trust, 0.653%, 09/15/17	4,221,918	0.2
5,400,000	#	Gracechurch Card Funding PLC, 0.903%, 02/15/17	5,457,445	0.3
7,000,000	#	Penarth Master Issuer PLC, 0.773%, 03/18/14	7,035,371	0.3
			16,714,734	0.8
		Home Equity Asset-Backed Securities: 0.4%
8,040,962		GSAA Trust, 0.264%, 10/25/36	4,263,162	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Home Equity Asset-Backed Securities (continued)
7,278,708		GSAA Trust, 0.294%, 12/25/36	$3,804,701	0.2
1,177,070		Specialty Underwriting & Residential Finance, 0.404%, 12/25/36	1,156,647	0.0
			9,224,510	0.4
		Other Asset-Backed Securities: 5.4%
1,751,767	#	Aimco CDO, 0.552%, 10/20/19	1,714,831	0.1
1,000,000	#	Apidos CDO I Ltd., 1.051%, 07/27/17	963,806	0.0
2,060,000	#	Apidos CDO II, 1.101%, 12/21/18	1,935,644	0.1
3,372,649	#	ARES X CLO Ltd., 2.280%, 09/18/17	3,350,740	0.1
1,336,493	#	Atrium CDO Corp., 0.617%, 10/27/16	1,328,921	0.1
1,750,000		Atrium CDO Corp., 0.867%, 10/27/16	1,724,611	0.1
1,525,000	#	Atrium III, 2.287%, 10/27/16	1,491,625	0.1
1,250,000	#	Atrium IV, 2.130%, 06/08/19	1,203,991	0.0
749,322		Bear Stearns Asset-Backed Securities, Inc., 0.604%, 07/25/36	132,271	0.0
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.700%, 06/20/17	1,517,947	0.1
2,362,448	#	Black Diamond CLO Ltd., 0.550%, 06/20/17	2,350,570	0.1
4,079,085	#	Castle Garden Funding, 0.547%, 10/27/20	4,032,318	0.2
2,500,000	#	Castle Garden Funding, 1.037%, 10/27/20	2,396,923	0.1
1,000,000	#	Castle Garden Funding, 5.037%, 10/27/20	1,001,330	0.0
1,700,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,831,374	0.1
5,800,000	#	Centurion CDO VII Ltd, 1.702%, 01/30/16	5,773,552	0.3
218,995		Chase Funding Trust Series 2003-5, 0.804%, 07/25/33	201,592	0.0
1,750,000	#	Clydesdale Strategic CLO Ltd., 1.289%, 01/20/17	1,743,317	0.1
4,080,000		CNH Equipment Trust, 0.870%, 11/15/19	4,071,587	0.2
5,642,000		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	5,353,750	0.2
1,494,503		Credit-Based Asset Servicing and Securitization, LLC, 4.670%, 08/25/35	1,513,848	0.1
1,977,636	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	2,000,446	0.1
4,375,433	#	Emporia Preferred Funding II Corp., 0.583%, 10/18/18	4,333,424	0.2
1,122,066	#	First CLO Ltd., 1.281%, 12/14/16	1,119,622	0.0
1,500,000	#	Galaxy CLO Ltd, 0.753%, 04/17/17	1,493,565	0.1
3,945,996	#	Grayston CLO Ltd., 1.590%, 08/15/16	3,946,355	0.2
1,032,000	#	Gulf Stream - Compass CLO 2005-I Ltd., 1.040%, 05/15/17	1,016,527	0.0
6,100,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.190%, 05/15/17	5,843,770	0.3
3,000,000	#	Gulf Stream - Compass CLO 2005-II Ltd, 1.102%, 01/24/20	2,842,095	0.1
2,850,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.989%, 08/21/20	2,636,398	0.1
4,100,000	#	Gulf Stream - Sextant CLO Ltd., 0.629%, 08/21/20	3,985,057	0.2
4,850,000	#	Gulf Stream Compass CLO Ltd., 0.710%, 05/15/17	4,816,326	0.2
2,975,000	#	Hewett’s Island CDO Ltd., 1.480%, 12/15/16	2,911,662	0.1
3,610,000	#	Hewett’s Island CLO II Ltd., 2.680%, 12/15/16	3,609,783	0.2
1,500,000	#	Hudson Straits CLO Ltd, 1.654%, 10/15/16	1,500,183	0.1
750,000	#	Integral Funding, Inc., 4.804%, 09/27/17	749,925	0.0
2,463,652	#	Katonah VI Ltd., 0.880%, 09/20/16	2,458,453	0.1
1,000,000	#	Katonah VI Ltd., 1.380%, 09/20/16	998,650	0.0
5,750,000	#	Landmark IV CDO Ltd, 2.430%, 12/15/16	5,680,695	0.3
3,500,000	#	Landmark VI CDO Ltd, 0.805%, 01/14/18	3,400,782	0.1
1,048,196		Lehman XS Trust, 0.484%, 08/25/35	989,003	0.0
5,819,040	#	Lightpoint CLO Ltd., 0.540%, 09/15/17	5,741,169	0.3
1,740,000	#	Madison Park Funding I Ltd., 2.192%, 05/10/19	1,687,099	0.1
1,340,000		Madison Park Funding I Ltd., 5.042%, 05/10/19	1,341,080	0.1
2,800,000	#	Marathon CLO I Ltd, 2.201%, 07/26/19	2,789,609	0.1
1,250,000	#	Morgan Stanley Investment Management Croton Ltd, 0.754%, 01/15/18	1,213,478	0.0
1,500,000	#	Oak Hill Credit Partners IV Ltd, 1.990%, 05/17/21	1,370,649	0.1
1,879,348	#	Whitney CLO Ltd., 0.737%, 03/01/17	1,873,007	0.1
2,150,000	#	Whitney CLO Ltd, 2.387%, 03/01/17	2,131,005	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
934,918	#	Wind River CLO Ltd., 0.610%, 12/19/16	$928,117	0.0
			121,042,482	5.4
		Total Asset-Backed Securities
		(Cost $156,058,685)	157,084,651	7.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.0%
		Federal Home Loan Mortgage Corporation: 8.3%##
13,629		2.437%, due 11/01/35	14,546	0.0
4,035,000	W	3.000%, due 11/15/26	4,229,815	0.2
8,104,295		3.000%, due 02/01/27	8,570,100	0.4
4,234,963		3.000%, due 02/01/27	4,478,373	0.2
2,019,628		3.303%, due 03/15/38	2,148,219	0.1
5,000,000	^	4.000%, due 11/15/38	1,414,384	0.1
3,400,000	W	4.000%, due 12/15/40	3,614,625	0.2
7,697,866		4.000%, due 10/01/41	8,184,676	0.4
1,899,486		4.000%, due 10/01/41	2,019,609	0.1
953,747		4.000%, due 11/01/41	1,014,061	0.0
2,093,163		4.000%, due 11/01/41	2,225,534	0.1
8,688,759		4.000%, due 12/01/41	9,238,232	0.4
4,758,137		4.500%, due 08/01/41	5,101,417	0.2
3,029,532		4.500%, due 08/01/41	3,248,100	0.1
3,170,672		4.500%, due 08/01/41	3,399,422	0.2
1,002,483		4.500%, due 09/01/41	1,073,398	0.0
4,212,768		4.500%, due 09/01/41	4,516,701	0.2
6,428,613		4.500%, due 10/01/41	6,892,411	0.3
5,252,393		4.500%, due 01/15/42	5,548,098	0.2
1,685,665	^	4.788%, due 03/15/33	1,818,483	0.1
697,521		4.841%, due 04/01/35	750,413	0.0
742,397		5.000%, due 08/15/16	767,108	0.0
312,312	^	5.000%, due 05/15/17	1,948	0.0
1,798,652		5.000%, due 12/15/17	1,924,641	0.1
254,460		5.000%, due 05/01/28	273,899	0.0
155,176		5.000%, due 02/15/32	156,225	0.0
5,374,995		5.000%, due 02/15/35	6,008,788	0.3
933,944		5.000%, due 02/15/35	975,722	0.0
5,013,996	^	5.000%, due 02/15/40	862,770	0.0
2,302,006		5.000%, due 01/01/41	2,497,941	0.1
3,178,974		5.500%, due 11/15/22	3,466,465	0.2
292,435		5.500%, due 03/15/32	295,422	0.0
73,532		5.500%, due 06/15/32	73,540	0.0
514,056		5.500%, due 07/15/32	515,977	0.0
1,780,826		5.500%, due 12/15/32	2,008,950	0.1
930,370		5.500%, due 02/15/33	1,106,554	0.0
3,117,816		5.500%, due 09/15/34	3,470,822	0.2
23,149,023		5.500%, due 02/15/36	25,898,988	1.2
6,203,489		5.500%, due 08/15/36	7,270,335	0.3
3,249,481		5.500%, due 05/15/37	3,605,289	0.2
8,506,425		5.500%, due 06/15/37	9,468,004	0.4
20,001		5.666%, due 03/01/36	21,309	0.0
6,976,112	^	5.797%, due 05/15/36	1,022,361	0.0
8,467,700	^	5.847%, due 07/15/40	1,516,195	0.1
1,180,746		6.000%, due 01/15/29	1,321,587	0.1
1,238,173		6.000%, due 01/15/29	1,406,720	0.1
24,536		6.000%, due 02/01/29	27,224	0.0
1,633,115		6.000%, due 07/15/32	1,861,647	0.1
1,654,272	^	6.000%, due 04/15/33	293,577	0.0
1,729,166		6.000%, due 03/01/37	1,888,163	0.1
200,771		6.000%, due 08/01/37	219,546	0.0
14,188,699		6.000%, due 10/15/37	16,066,233	0.7
135,775		6.000%, due 11/01/37	148,472	0.0
6,314,958	^	6.282%, due 06/15/36	1,106,375	0.0
17,255,249	^	6.347%, due 05/15/41	3,907,201	0.2
7,220,367	^	6.397%, due 09/15/33	1,250,895	0.1
1,096,840		7.000%, due 09/01/26	1,276,964	0.1
61,938		7.000%, due 11/01/31	72,929	0.0
1,049,553		19.250%, due 03/15/35	1,620,287	0.1
			185,177,690	8.3
		Federal National Mortgage Association: 14.5%##
488,990		2.367%, due 04/01/35	516,916	0.0
12,000,000	W	2.500%, due 11/25/26	12,425,626	0.6
41,390,000	W	3.000%, due 12/25/26	43,529,023	2.0
6,008,740		3.000%, due 10/01/27	6,323,822	0.3
12,526,545	^	3.000%, due 10/25/32	1,667,570	0.1
23,861,000	W	3.000%, due 05/01/43	24,550,731	1.1
33,747,000	W	3.500%, due 09/25/41	35,645,269	1.6
2,680,437	^	4.000%, due 11/01/18	180,326	0.0
20,007,000	W	4.000%, due 04/25/39	21,335,591	1.0
7,251,373		4.000%, due 02/01/42	7,738,801	0.4
6,153,522		4.000%, due 03/01/42	6,591,192	0.3
3,052,225		4.000%, due 06/01/42	3,269,315	0.2
3,715,702		4.000%, due 07/01/42	3,979,981	0.2
4,347,440		4.000%, due 07/01/42	4,656,651	0.2
11,050,420		4.000%, due 07/01/42	11,836,382	0.5
4,922,151		4.500%, due 11/01/40	5,311,668	0.2
3,274,833		4.500%, due 11/01/40	3,533,988	0.2
898,416		4.500%, due 12/01/40	969,512	0.1
497,271		4.500%, due 12/01/40	536,623	0.0
1,142,335		4.500%, due 01/01/41	1,232,734	0.1
889,173		4.500%, due 01/01/41	959,538	0.0
18,664,747		4.500%, due 09/01/41	20,153,456	0.9
1,007,405		4.500%, due 09/01/41	1,087,756	0.1
2,632,321		4.500%, due 10/01/41	2,842,277	0.1
4,183,075		4.500%, due 10/01/41	4,516,719	0.2
5,792,548		4.500%, due 10/01/41	6,254,564	0.3
258,506		4.500%, due 10/01/41	279,125	0.0
800,103		4.500%, due 10/01/41	863,919	0.0
1,895,722		4.500%, due 11/01/41	2,046,925	0.1
2,022,005		4.500%, due 11/01/41	2,183,281	0.1
8,634,111	^	5.000%, due 05/25/18	642,309	0.0
125,537		5.000%, due 12/01/23	135,515	0.0
297,854		5.000%, due 05/25/32	300,690	0.0
1,659,650		5.000%, due 06/01/33	1,808,690	0.1
2,744,246		5.000%, due 07/25/34	2,825,191	0.1
3,218,744		5.000%, due 07/01/35	3,501,488	0.2
896,135		5.000%, due 07/01/35	965,347	0.0
1,974,251		5.000%, due 01/01/36	2,144,027	0.1
2,618,550		5.000%, due 02/01/36	2,843,735	0.1
2,681,058		5.000%, due 07/01/36	2,921,822	0.1
3,813,412		5.000%, due 07/01/37	4,155,864	0.2
10,239,873		5.000%, due 07/01/37	11,159,435	0.5
1,979,908		5.000%, due 11/01/40	2,224,530	0.1
1,832,160		5.000%, due 02/01/41	1,989,821	0.1
1,122,229		5.000%, due 05/01/41	1,235,633	0.1
3,941,512		5.000%, due 06/01/41	4,339,810	0.2
2,596,072		5.000%, due 06/01/41	2,858,411	0.1
2,874		5.500%, due 11/01/16	3,081	0.0
27,337		5.500%, due 12/01/16	29,306	0.0
3,091		5.500%, due 04/01/17	3,324	0.0
3,413		5.500%, due 01/01/18	3,672	0.0
7,033		5.500%, due 02/01/18	7,569	0.0
93,545		5.500%, due 02/01/18	102,445	0.0
2,045		5.500%, due 06/01/18	2,199	0.0
20,768		5.500%, due 10/01/18	22,329	0.0
2,546,133		5.500%, due 03/01/37	2,793,479	0.1
18,657,497	^	5.500%, due 11/25/40	2,676,168	0.1
25,755		6.000%, due 06/01/16	27,296	0.0
54,240		6.000%, due 08/01/16	57,485	0.0
681		6.000%, due 08/01/16	721	0.0
26,022		6.000%, due 10/01/16	27,579	0.0
15,922		6.000%, due 10/01/16	16,875	0.0
11,651		6.000%, due 01/01/17	12,348	0.0
10,253		6.000%, due 01/01/17	11,003	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
621		6.000%, due 02/01/17	$665	0.0
10,599		6.000%, due 02/01/17	11,374	0.0
1,384		6.000%, due 02/01/17	1,485	0.0
341		6.000%, due 03/01/17	366	0.0
10,659		6.000%, due 04/01/17	11,438	0.0
12,746		6.000%, due 04/01/17	13,497	0.0
24,331		6.000%, due 04/01/17	26,109	0.0
33,796		6.000%, due 04/01/17	36,267	0.0
13,996		6.000%, due 05/01/17	15,019	0.0
41,671		6.000%, due 05/01/17	44,717	0.0
25,716		6.000%, due 05/01/17	27,596	0.0
11,084		6.000%, due 05/01/17	11,894	0.0
42,797		6.000%, due 06/01/17	45,319	0.0
7,324		6.000%, due 06/01/17	7,859	0.0
21,244		6.000%, due 07/01/17	22,508	0.0
6,452		6.000%, due 07/01/17	6,924	0.0
17,212		6.000%, due 08/01/17	18,011	0.0
24,364		6.000%, due 08/01/17	25,872	0.0
21,396		6.000%, due 08/01/17	22,960	0.0
215,466		6.000%, due 09/01/17	231,216	0.0
64,443		6.000%, due 09/01/17	69,153	0.0
1,983		6.000%, due 10/01/17	2,128	0.0
59,820		6.000%, due 11/01/17	63,399	0.0
2,160		6.000%, due 02/01/18	2,318	0.0
58,631		6.000%, due 04/01/18	62,139	0.0
20,482		6.000%, due 09/01/18	21,988	0.0
22,679		6.000%, due 10/01/18	24,449	0.0
12,051		6.000%, due 11/01/18	12,982	0.0
761,754		6.000%, due 07/25/29	857,928	0.0
1,791,679		6.000%, due 07/25/29	2,017,885	0.1
1,385,344		6.000%, due 04/25/31	1,573,217	0.1
2,652,700	^	6.000%, due 08/25/33	443,213	0.0
325,515		6.000%, due 08/01/34	362,224	0.0
250,964		6.000%, due 03/01/36	277,148	0.0
381,514		6.000%, due 09/01/36	418,935	0.0
576,719		6.000%, due 09/01/36	633,286	0.0
212,458		6.000%, due 03/01/37	233,031	0.0
141,576		6.000%, due 07/01/37	155,315	0.0
350,723		6.000%, due 08/01/37	394,768	0.0
968,948		6.000%, due 12/01/37	1,073,118	0.1
2,066,347		6.000%, due 02/01/38	2,309,186	0.1
113,953		6.000%, due 10/01/38	127,344	0.0
9,343,200	^	6.246%, due 02/25/42	2,298,695	0.1
4,156,247	^	6.496%, due 08/25/26	545,539	0.0
16,222		6.500%, due 04/01/27	18,149	0.0
22,307		6.500%, due 02/01/28	24,925	0.0
38,062		6.500%, due 01/01/32	44,869	0.0
49,781		6.500%, due 09/01/32	56,216	0.0
56,899		6.500%, due 10/01/32	64,595	0.0
63,945		6.500%, due 10/01/32	73,629	0.0
12,563,577	^	6.536%, due 01/25/37	2,195,040	0.1
28,983,486	^	6.546%, due 10/25/35	5,094,653	0.2
5,105		7.000%, due 08/01/25	6,010	0.0
1,961		7.000%, due 11/01/25	2,309	0.0
3,758		7.000%, due 12/01/25	4,424	0.0
16,668		7.000%, due 12/01/25	19,622	0.0
7,379		7.000%, due 02/01/26	8,687	0.0
21,836		7.000%, due 02/01/26	25,707	0.0
15,548		7.000%, due 03/01/26	18,395	0.0
36,891		7.000%, due 03/01/26	43,645	0.0
12,299		7.000%, due 03/01/26	14,479	0.0
6,336		7.000%, due 03/01/26	7,496	0.0
2,650		7.000%, due 12/01/27	3,149	0.0
55,146		7.000%, due 06/01/31	65,803	0.0
1,241,008		7.000%, due 03/01/38	1,476,476	0.1
1,354,879		7.000%, due 04/01/38	1,611,954	0.1
4,267		7.500%, due 11/01/29	4,910	0.0
32,705		7.500%, due 10/01/30	37,721	0.0
61,690		7.500%, due 11/01/30	66,135	0.0
30,180		7.500%, due 11/01/30	31,522	0.0
30,170		7.500%, due 09/01/31	36,956	0.0
67,314		10.000%, due 02/25/19	76,216	0.0
3,151,793		14.990%, due 03/25/38	3,918,686	0.2
591,391		23.183%, due 07/25/35	762,186	0.0
1,088,508		24.359%, due 01/25/35	1,492,164	0.1
268,638		27.783%, due 02/25/34	383,509	0.0
1,034,969		32.429%, due 11/25/36	1,686,793	0.1
			322,805,992	14.5
		Government National Mortgage Association: 8.2%
29,916		1.625%, due 12/20/29	31,365	0.0
50,582		1.750%, due 04/20/28	53,212	0.0
34,218,000	W	3.000%, due 05/01/43	35,682,958	1.6
86,310,000	W	3.500%, due 05/15/43	92,580,961	4.2
20,304,883	^	4.000%, due 08/16/26	2,404,860	0.1
4,081,110		4.000%, due 11/20/40	4,448,952	0.2
2,680,559		4.000%, due 10/20/41	2,800,632	0.1
15,030,836	^	4.500%, due 12/20/37	1,787,753	0.1
1,980,000	W	4.500%, due 04/15/39	2,165,316	0.1
6,656,961		4.500%, due 08/20/41	7,336,629	0.3
26,340,294	^	5.000%, due 06/16/39	902,013	0.0
5,821,851	^	5.000%, due 11/20/39	811,319	0.0
9,409,595	^	5.000%, due 10/20/40	1,188,649	0.1
4,112,068		5.140%, due 10/20/60	4,705,896	0.2
2,603,816		5.288%, due 10/20/60	2,994,823	0.1
2,989,459		5.500%, due 09/15/39	3,288,965	0.2
13,324,786	^	5.647%, due 06/20/40	2,064,374	0.1
13,396,858	^	5.997%, due 06/20/38	1,610,012	0.1
18,996,098	^	5.997%, due 04/20/39	2,789,416	0.1
14,646,209	^	6.097%, due 05/20/39	1,611,083	0.1
9,657,635	^	6.197%, due 04/20/38	1,409,374	0.1
5,586,482	^	6.297%, due 05/16/38	900,003	0.0
14,243,211	^	6.297%, due 01/16/39	2,308,102	0.1
862,765		6.500%, due 09/16/38	1,010,342	0.0
4,342,027	^	6.567%, due 02/16/35	887,570	0.0
12,420,810	^	6.795%, due 04/20/36	1,537,684	0.1
301,819		7.000%, due 05/16/32	346,520	0.0
1,520,498		21.390%, due 03/20/37	2,303,170	0.1
998,869		24.555%, due 04/16/37	1,478,510	0.1
			183,440,463	8.2
		Total U.S. Government Agency Obligations
		(Cost $662,702,676)	691,424,145	31.0

U.S. TREASURY OBLIGATIONS: 13.1%
		U.S. Treasury Bonds: 4.8%
34,276,000		2.750%, due 11/15/42	31,844,564	1.4
75,201,000		2.000%, due 02/15/23	76,223,282	3.4
			108,067,846	4.8
		U.S. Treasury Notes: 8.3%
68,118,000		0.250%, due 02/28/15	68,134,008	3.1
54,016,000		0.375%, due 03/15/16	54,062,454	2.4
27,738,000		0.750%, due 02/28/18	27,748,845	1.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			U.S. Treasury Notes (continued)
	34,586,000		1.250%, due 02/29/20	$34,675,163	1.6
				184,620,470	8.3
			Total U.S. Treasury Obligations
			(Cost $291,662,709)	292,688,316	13.1

FOREIGN GOVERNMENT BONDS: 2.0%
BRL	87,636,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	44,234,088	2.0

			Total Foreign Government Bonds
			(Cost $43,403,937)	44,234,088	2.0

	Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 1.0%
			Financials: 1.0%
	108,000	@,P	The Bank of New York Mellon Corp.	$2,731,320	0.1
	74,000	@,P	Citigroup Capital XIII	2,115,660	0.1
	185,000	@,L,P	Discover Financial Services	4,780,400	0.2
	185,542	@,P	PNC Financial Services Group, Inc.	5,133,947	0.2
	130,406	@,P	US Bancorp	3,630,503	0.2
	153,912	@,P	US Bancorp	4,595,812	0.2

			Total Preferred Stock
			(Cost $21,127,650)	22,987,642	1.0

INVESTMENT COMPANIES: 11.3%
			Affiliated Investment Companies: 11.3%
	6,243,061		ING Emerging Markets Corporate Debt Fund Class P	65,302,417	2.9
	10,297,919		ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	104,008,983	4.7
	8,000,000		ING Emerging Markets Local Currency Debt Fund Class P	81,280,000	3.7

			Total Investment Companies
			(Cost $246,663,414)	250,591,400	11.3

			Total Long-Term Investments
			(Cost $2,301,755,553)	2,385,613,278	107.1

	Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
			Commercial Paper: 4.9%
	20,300,000		Crown Point Capital LLC, 0.220%, 05/07/13	$20,295,439	0.9
	5,000,000		Dominion Resources, Inc., 0.320%, 04/10/13	4,999,556	0.2
	3,000,000		Dominion Resources, Inc., 0.320%, 04/09/13	2,999,760	0.1
	12,500,000		Dominion Resources, Inc., 0.330%, 05/10/13	12,495,417	0.6
	17,250,000		Kellogg Co, 0.180%, 04/05/13	17,249,569	0.8
	4,750,000		Kellogg Co, 0.180%, 04/04/13	4,749,905	0.2
	6,000,000		Kinder Morgan, 0.260%, 04/01/13	5,999,957	0.3
	2,700,000	Z	Kroger Co, 0.180%, 04/04/13	2,699,945	0.1
	3,000,000		Kroger Co, 0.270%, 04/02/13	2,999,955	0.1
	14,000,000	Z	Pacific Gas, 0.240%, 04/04/13	13,999,627	0.6
	4,500,000		United Health, 0.240%, 04/01/13	4,499,970	0.2
	17,500,000	Z	United Health, 0.360%, 06/25/13	17,484,950	0.8
				110,474,050	4.9
			Securities Lending Collateral(cc)(1): 0.5%
	526,606		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $526,615, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $537,138, due 05/31/14)	526,606	0.1
	2,501,519		Cantor Fitzgerald, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $2,501,588, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-5.997%, Market Value plus accrued interest $2,551,549, due 09/26/13-05/01/51)	2,501,519	0.1
	2,501,519		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,501,574, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $2,551,550, due 03/31/13-03/15/53)	2,501,519	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
2,501,519		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,501,574, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,551,550, due 04/25/13-01/01/47)	$2,501,519	0.1
2,501,519		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $2,501,579, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $2,551,549, due 07/01/27-04/01/43)	2,501,519	0.1
			10,532,682	0.5

Shares			Value	Percentage of Net Assets

		Mutual Funds: 0.1%
1,603,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,603,000)	$1,603,000	0.1

		Total Short-Term Investments
		(Cost $122,609,283)	122,609,732	5.5

		Total Investments in Securities (Cost $2,424,364,836)	$2,508,223,010	112.6
		Liabilities in Excess of Other Assets	(279,763,708)	(12.6)
		Net Assets	$2,228,459,302	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	BRL	Brazilian Real

		Cost for federal income tax purposes is $2,425,819,036.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$94,127,312
		Gross Unrealized Depreciation	(11,723,338)
		Net Unrealized Appreciation	$82,403,974

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Preferred Stock	$22,987,642	$—	$—	$22,987,642
Corporate Bonds/Notes	—	560,691,035	—	560,691,035
Collateralized Mortgage Obligations	—	365,912,001	—	365,912,001
Short-Term Investments	1,603,000	121,006,732	—	122,609,732
U.S. Treasury Obligations	—	292,688,316	—	292,688,316
Foreign Government Bonds	—	44,234,088	—	44,234,088
Investment Companies	250,591,400	—	—	250,591,400
Asset-Backed Securities	—	157,084,651	—	157,084,651
U.S. Government Agency Obligations	—	691,424,145	—	691,424,145
Total Investments, at fair value	$275,182,042	$2,233,040,968	$—	$2,508,223,010
Other Financial Instruments+
Swaps	—	107,985	—	107,985
Futures	4,144	—	—	4,144
Forward Foreign Currency Contracts	—	3,687,007	—	3,687,007
Total Assets	$275,186,186	$2,236,835,960	$—	$2,512,022,146
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(7,427,817)	$—	$(7,427,817)
Futures	(698,172)	—	—	(698,172)
Forward Foreign Currency Contracts	—	(4,952,193)	—	(4,952,193)
Total Liabilities	$(698,172)	$(12,380,010)	$—	$(13,078,182)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Brazilian Real	20,695,081	Buy	04/05/13	$10,500,853	$10,237,827	$(263,026)
Barclays Bank PLC	Hungarian Forint	1,475,674,200	Buy	04/19/13	6,468,000	6,201,969	(266,031)
Barclays Bank PLC	Hungarian Forint	795,391,729	Buy	04/19/13	3,493,000	3,342,876	(150,124)
Barclays Bank PLC	Brazilian Real	4,976,097	Buy	04/05/13	2,479,000	2,461,668	(17,332)
Barclays Bank PLC	South Korean Won	10,440,234,000	Buy	06/14/13	9,345,000	9,346,254	1,254
Barclays Bank PLC	Polish Zloty	8,941,030	Buy	06/14/13	2,783,000	2,729,413	(53,587)
Barclays Bank PLC	Russian Ruble	5,330,271	Buy	04/19/13	173,033	170,888	(2,145)
Barclays Bank PLC	Czech Koruna	315,925,201	Buy	06/14/13	16,030,913	15,719,601	(311,312)
Barclays Bank PLC	South African Rand	25,447,324	Buy	06/14/13	2,786,000	2,739,887	(46,113)
Citigroup, Inc.	Brazilian Real	5,532,800	Buy	04/05/13	2,781,000	2,737,068	(43,932)
Citigroup, Inc.	Brazilian Real	5,532,800	Buy	04/05/13	2,781,000	2,737,068	(43,932)
Citigroup, Inc.	Brazilian Real	5,506,722	Buy	04/05/13	2,783,000	2,724,168	(58,832)
Citigroup, Inc.	Brazilian Real	3,152,135	Buy	04/05/13	1,582,000	1,559,357	(22,643)
Citigroup, Inc.	EU Euro	1,914,257	Buy	04/19/13	2,511,762	2,454,066	(57,696)
Citigroup, Inc.	Brazilian Real	11,247,305	Buy	04/05/13	5,629,000	5,564,026	(64,974)
Citigroup, Inc.	Russian Ruble	30,669,408	Buy	04/19/13	1,008,000	983,258	(24,742)
Citigroup, Inc.	Polish Zloty	8,945,959	Buy	06/14/13	2,793,000	2,730,917	(62,083)
Citigroup, Inc.	South African Rand	25,887,694	Buy	06/14/13	2,793,000	2,787,301	(5,699)
Citigroup, Inc.	Polish Zloty	7,526,693	Buy	06/14/13	2,345,000	2,297,660	(47,340)
Citigroup, Inc.	Hungarian Forint	648,969,624	Buy	04/19/13	2,883,263	2,727,493	(155,770)
Citigroup, Inc.	Indian Rupee	239,368,665	Buy	06/14/13	4,271,389	4,337,285	65,896
Citigroup, Inc.	Romanian New Leu	13,269,481	Buy	06/14/13	3,905,660	3,815,271	(90,389)
Citigroup, Inc.	Mexican Peso	44,759,219	Buy	06/14/13	3,454,000	3,598,563	144,563
Citigroup, Inc.	Mexican Peso	25,418,858	Buy	06/14/13	1,969,466	2,043,631	74,165
Citigroup, Inc.	South African Rand	14,353,543	Buy	06/14/13	1,559,000	1,545,431	(13,569)
Citigroup, Inc.	Polish Zloty	7,136,166	Buy	06/14/13	2,228,000	2,178,445	(49,555)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Indian Rupee	177,611,205	Buy	06/14/13	3,235,000	3,218,259	(16,741)
Citigroup, Inc.	Chinese Yuan	35,736,436	Buy	08/09/13	5,672,000	5,710,444	38,444
Deutsche Bank AG	Brazilian Real	5,532,800	Buy	04/05/13	2,781,000	2,737,068	(43,932)
Deutsche Bank AG	Hungarian Forint	564,136,296	Buy	04/19/13	2,486,000	2,370,954	(115,046)
Deutsche Bank AG	Brazilian Real	4,424,538	Buy	04/05/13	2,147,000	2,188,812	41,812
Deutsche Bank AG	Singapore Dollar	7,748,270	Buy	06/14/13	6,225,000	6,247,995	22,995
Deutsche Bank AG	Chilean Peso	1,457,205,800	Buy	04/19/13	3,062,000	3,082,846	20,846
Deutsche Bank AG	Peruvian Nuevo Sol	20,274,319	Buy	06/14/13	7,837,000	7,812,398	(24,602)
Deutsche Bank AG	South African Rand	26,076,397	Buy	06/14/13	2,780,000	2,807,619	27,619
Deutsche Bank AG	Brazilian Real	31,009,944	Buy	04/05/13	15,068,000	15,340,575	272,575
Deutsche Bank AG	Turkish Lira	10,134,532	Buy	06/14/13	5,548,000	5,548,793	793
Deutsche Bank AG	Philippine Peso	570,626,948	Buy	07/12/13	14,003,115	13,990,260	(12,855)
Deutsche Bank AG	Colombian Peso	10,018,159,000	Buy	07/12/13	5,458,000	5,441,644	(16,356)
Deutsche Bank AG	Chinese Yuan	31,258,308	Buy	08/09/13	4,964,000	4,994,869	30,869
Deutsche Bank AG	Chinese Yuan	35,546,565	Buy	01/14/14	5,645,000	5,643,839	(1,161)
Goldman Sachs & Co.	Brazilian Real	5,534,980	Buy	04/05/13	2,780,000	2,738,147	(41,853)
Goldman Sachs & Co.	Polish Zloty	9,071,633	Buy	06/14/13	2,775,000	2,769,282	(5,718)
Goldman Sachs & Co.	Polish Zloty	9,079,861	Buy	06/14/13	2,786,000	2,771,793	(14,207)
Goldman Sachs & Co.	South African Rand	26,167,659	Buy	06/14/13	2,793,000	2,817,445	24,445
HSBC	Brazilian Real	10,854,413	Buy	04/05/13	5,471,197	5,369,662	(101,535)
JPMorgan Chase & Co.	Brazilian Real	5,534,146	Buy	04/05/13	2,780,000	2,737,734	(42,266)
JPMorgan Chase & Co.	EU Euro	27,122,665	Buy	04/19/13	34,683,000	34,771,088	88,088
JPMorgan Chase & Co.	British Pound	7,365,340	Buy	04/19/13	11,125,000	11,190,255	65,255
JPMorgan Chase & Co.	Chilean Peso	443,052,000	Buy	04/19/13	930,000	937,315	7,315
JPMorgan Chase & Co.	Russian Ruble	175,994,721	Buy	04/19/13	5,826,000	5,642,371	(183,629)
JPMorgan Chase & Co.	Mexican Peso	83,324,946	Buy	06/14/13	6,675,000	6,699,181	24,181
JPMorgan Chase & Co.	Chilean Peso	1,224,006,800	Buy	04/19/13	2,561,488	2,589,493	28,005
							$(1,491,607)

Barclays Bank PLC	Hungarian Forint	657,886,444	Sell	04/19/13	$2,780,000	$2,764,968	$15,032
Barclays Bank PLC	Russian Ruble	161,914,923	Sell	04/19/13	5,314,000	5,190,974	123,026
Barclays Bank PLC	Brazilian Real	123,099,599	Sell	04/05/13	60,007,604	60,897,197	(889,593)
Barclays Bank PLC	Mexican Peso	35,306,704	Sell	06/14/13	2,793,000	2,838,597	(45,597)
Barclays Bank PLC	Mexican Peso	35,973,703	Sell	06/14/13	2,788,000	2,892,223	(104,223)
Barclays Bank PLC	Peruvian Nuevo Sol	6,934,630	Sell	06/14/13	2,670,246	2,672,153	(1,907)
Barclays Bank PLC	South African Rand	44,733,297	Sell	06/14/13	4,861,311	4,816,388	44,923
Barclays Bank PLC	Indian Rupee	128,764,560	Sell	06/14/13	2,292,000	2,333,173	(41,173)
Credit Suisse Group AG	Russian Ruble	40,703,040	Sell	04/19/13	1,344,000	1,304,935	39,065
Citigroup, Inc.	Brazilian Real	5,525,250	Sell	04/05/13	2,780,000	2,733,333	46,667
Citigroup, Inc.	Chilean Peso	2,531,160,000	Sell	04/19/13	5,340,000	5,354,889	(14,889)
Citigroup, Inc.	Hungarian Forint	652,111,928	Sell	04/19/13	2,782,000	2,740,699	41,301
Citigroup, Inc.	EU Euro	13,839,937	Sell	04/19/13	18,008,000	17,742,713	265,287
Citigroup, Inc.	Chilean Peso	1,064,538,400	Sell	04/19/13	2,228,000	2,252,124	(24,124)
Citigroup, Inc.	EU Euro	3,630,174	Sell	04/19/13	4,720,000	4,653,861	66,139
Citigroup, Inc.	Brazilian Real	12,569,018	Sell	04/05/13	6,305,000	6,217,875	87,125
Citigroup, Inc.	Malaysian Ringgit	1,386,264	Sell	06/14/13	445,000	445,423	(423)
Citigroup, Inc.	Polish Zloty	9,018,473	Sell	06/14/13	2,775,000	2,753,053	21,947
Citigroup, Inc.	Polish Zloty	8,892,475	Sell	06/14/13	2,783,000	2,714,590	68,410
Citigroup, Inc.	Polish Zloty	9,002,910	Sell	06/14/13	2,783,000	2,748,303	34,697
Citigroup, Inc.	South African Rand	26,047,222	Sell	06/14/13	2,793,000	2,804,477	(11,477)
Citigroup, Inc.	Singapore Dollar	3,479,283	Sell	06/14/13	2,782,000	2,805,600	(23,600)
Citigroup, Inc.	South African Rand	20,840,802	Sell	06/14/13	2,251,000	2,243,908	7,092
Citigroup, Inc.	South African Rand	25,755,748	Sell	06/14/13	2,781,000	2,773,095	7,905
Citigroup, Inc.	Mexican Peso	16,873,997	Sell	06/14/13	1,334,000	1,356,640	(22,640)
Citigroup, Inc.	Mexican Peso	35,143,645	Sell	06/14/13	2,779,000	2,825,488	(46,488)
Citigroup, Inc.	South African Rand	25,725,857	Sell	06/14/13	2,793,000	2,769,876	23,124
Citigroup, Inc.	Polish Zloty	8,929,394	Sell	06/14/13	2,793,000	2,725,860	67,140
Citigroup, Inc.	South African Rand	36,042,577	Sell	06/14/13	3,935,000	3,880,667	54,333

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Malaysian Ringgit	16,053,409	Sell	06/14/13	5,132,164	5,158,154	(25,990)
Citigroup, Inc.	Czech Koruna	300,789,128	Sell	06/14/13	15,366,399	14,966,469	399,930
Citigroup, Inc.	Colombian Peso	12,348,750,000	Sell	07/12/13	6,675,000	6,707,569	(32,569)
Citigroup, Inc.	Philippine Peso	181,548,775	Sell	07/12/13	4,447,000	4,451,095	(4,095)
Credit Suisse Group AG	Brazilian Real	17,077,004	Sell	04/05/13	8,312,000	8,447,970	(135,970)
Deutsche Bank AG	Chinese Yuan	40,000,000	Sell	01/14/14	6,345,681	6,350,925	(5,244)
Deutsche Bank AG	Brazilian Real	5,526,084	Sell	04/05/13	2,780,000	2,733,746	46,254
Deutsche Bank AG	Hungarian Forint	849,665,570	Sell	04/19/13	3,557,000	3,570,978	(13,978)
Deutsche Bank AG	British Pound	7,409,425	Sell	04/19/13	11,128,000	11,257,233	(129,233)
Deutsche Bank AG	Hungarian Forint	1,188,369,000	Sell	04/19/13	5,460,000	4,994,482	465,518
Deutsche Bank AG	Peruvian Nuevo Sol	20,229,330	Sell	06/14/13	7,788,000	7,795,063	(7,063)
Deutsche Bank AG	Romanian New Leu	17,042,690	Sell	06/14/13	4,891,000	4,900,153	(9,153)
Deutsche Bank AG	Indian Rupee	332,326,080	Sell	06/14/13	6,003,000	6,021,644	(18,644)
Deutsche Bank AG	Thai Baht	39,275,834	Sell	06/14/13	1,335,000	1,335,082	(82)
Deutsche Bank AG	South African Rand	14,603,812	Sell	06/14/13	1,556,000	1,572,377	(16,377)
Deutsche Bank AG	South Korean Won	1,527,235,200	Sell	06/14/13	1,368,000	1,367,204	796
Deutsche Bank AG	Singapore Dollar	3,478,838	Sell	06/14/13	2,782,000	2,805,241	(23,241)
Deutsche Bank AG	Polish Zloty	8,883,424	Sell	06/14/13	2,782,000	2,711,827	70,173
Deutsche Bank AG	Mexican Peso	83,248,671	Sell	06/14/13	6,479,000	6,693,048	(214,048)
Deutsche Bank AG	Turkish Lira	11,410,199	Sell	06/14/13	6,279,000	6,247,238	31,762
Deutsche Bank AG	Hungarian Forint	1,131,592,815	Sell	04/19/13	5,025,000	4,755,863	269,137
Deutsche Bank AG	Thai Baht	134,958,234	Sell	06/14/13	4,500,933	4,587,561	(86,628)
Deutsche Bank AG	Indonesian Rupiah	77,357,741,000	Sell	06/14/13	7,889,622	7,885,075	4,547
Deutsche Bank AG	Turkish Lira	6,635,682	Sell	06/14/13	3,639,730	3,633,126	6,604
Deutsche Bank AG	Polish Zloty	512,402	Sell	06/14/13	159,689	156,420	3,269
Deutsche Bank AG	South Korean Won	7,475,711,070	Sell	06/14/13	6,814,376	6,692,369	122,007
Deutsche Bank AG	Malaysian Ringgit	8,033,454	Sell	06/14/13	2,574,000	2,581,246	(7,246)
Deutsche Bank AG	Mexican Peso	44,470,892	Sell	06/14/13	3,454,000	3,575,382	(121,382)
Deutsche Bank AG	Philippine Peso	254,217,275	Sell	07/12/13	6,227,000	6,232,734	(5,734)
Deutsche Bank AG	Philippine Peso	180,035,200	Sell	07/12/13	4,430,000	4,413,986	16,014
Deutsche Bank AG	Colombian Peso	5,571,206,670	Sell	07/12/13	3,065,836	3,026,157	39,679
Deutsche Bank AG	Chinese Yuan	76,000,000	Sell	08/09/13	12,089,398	12,144,293	(54,895)
Goldman Sachs & Co.	Polish Zloty	36,605,677	Sell	06/14/13	11,116,000	11,174,551	(58,551)
JPMorgan Chase & Co.	Russian Ruble	172,757,374	Sell	04/19/13	5,558,000	5,538,582	19,418
JPMorgan Chase & Co.	EU Euro	8,918,371	Sell	04/19/13	11,577,000	11,433,296	143,704
JPMorgan Chase & Co.	EU Euro	1,216,872	Sell	04/19/13	1,579,290	1,560,023	19,267
JPMorgan Chase & Co.	Turkish Lira	7,768,532	Sell	06/14/13	4,224,000	4,253,376	(29,376)
JPMorgan Chase & Co.	Brazilian Real	23,209,755	Sell	04/05/13	11,226,000	11,481,833	(255,833)
JPMorgan Chase & Co.	Russian Ruble	109,557,630	Sell	04/19/13	3,549,000	3,512,405	36,595
							$226,421

ING Intermediate Bond Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	921	06/28/13	$203,037,323	$(13,445)
U.S. Treasury 5-Year Note	30	06/28/13	3,721,641	4,144
U.S. Treasury Ultra Long Bond	58	06/19/13	9,140,437	(100,753)
			$215,899,401	$(110,054)
Short Contracts
U.S. Treasury 10-Year Note	(1,143)	06/19/13	(150,858,146)	(544,636)
U.S. Treasury Long Bond	(40)	06/19/13	(5,778,750)	(39,338)
			$(156,636,896)	$(583,974)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$19,747	$105,772	$(86,025)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	9,759	54,466	(44,707)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	78,479	228,764	(150,285)
							$107,985	$389,002	$(281,017)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	3,460,000	$(923,387)	$(133,769)	$(789,618)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	1,710,000	(456,356)	(60,604)	(395,752)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	3,435,000	(916,716)	(120,198)	(796,518)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	79.017	USD	6,874,000	(1,834,499)	(120,711)	(1,713,788)
								$(4,130,958)	(435,282)	$(3,695,676)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	149,500,000	$(3,296,859)	$—	$(3,296,859)
				$(3,296,859)	$—	$(3,296,859)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Credit contracts	$(4,022,973)
Foreign exchange contracts	(1,265,186)
Interest rate contracts	(3,990,887)
Total	$(9,279,046)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013